Long-term Borrowings and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Long-term Debt

Long-term debt as of December 31, 2014 and 2013 consists of:

(in thousands)	2014	2013
$550,000,000 2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount	$549,889	549,858
$550,000,000 3.75% Senior Notes due June 1, 2023 (10 year tranche), net of discount	546,379	546,027
LIBOR + 1.125%, unsecured term loan, due April 8, 2018, with quarterly principal and interest payments	185,000	195,000
LIBOR + 1.125%, unsecured term loan, due September 10, 2017, with quarterly principal and interest payments	131,250	138,750
1.50% note payable, due September 30, 2016, with monthly interest and principal payments	11,886	—
1.50% note payable, due December 31, 2015, with monthly interest and principal payments	10,075	20,000
1.50% note payable, due January 31, 2016, with monthly interest and principal payments	4,332	8,269
1.50% note payable, due July 31, 2015, with monthly interest and principal payments	1,709	4,604
LIBOR + 2.0%, unsecured term loan, due December 7, 2017, with monthly interest payments and principal paid at maturity	1,396	—

Total debt	1,441,916	1,462,508
Less current portion	43,784	34,257

Noncurrent portion of long-term debt	$1,398,132	1,428,251

Required Annual Principal Payments on Long-term Debt

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2014 are summarized as follows:

(in thousands)
2015	$43,784
2016	35,468
2017	126,396
2018	690,000
2019	—

Capital Lease Obligations

Capital lease obligations as of December 31, 2014 and 2013 consist of:

(in thousands)	2014	2013
Capital lease obligations	$14,101	30,162
Less current portion	7,127	22,662

Noncurrent portion of capital leases	$6,974	7,500

Future Minimum Lease Payments under Capital Leases

The future minimum lease payments under capital leases as of December 31, 2014 are summarized as follows:

(in thousands)
2015	$7,355
2016	3,554
2017	2,627
2018	987
2019	63

Total minimum lease payments	14,586
Less amount representing interest	485

Principal minimum lease payments	$14,101